Note 10 - Retirement Plans (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Increase Decrease In Unfunded status	$ 5,900
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, after Tax	(6,800)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, Tax	$ (2,300)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.14%	4.14%
Defined Benefit Plan, Plan Assets, Amount, Ending Balance	$ 233,112	$ 212,844	$ 207,829
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	26,731	6,963
Defined Benefit Plan, Plan Assets, Contributions by Employer	2,100	2,732
Defined Benefit Plan, Accumulated Benefit Obligation	$ 231,200	$ 217,300
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	7.25%	7.25%
Defined Benefit Plan Actual Gain on Plan Assets	12.60%
Defined Benefit Plan, Assumed Gain on Plan Assets	7.30%
Defined Benefit Plan Common Stock Included in Plan Assets	$ 12,800	$ 15,300
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 1,400	$ 1,600